Pension Schemes - Parameters sensitivity (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions
Increase of 0.25% in the discount rate	€ (2)
Decrease of 0.25% in the discount rate	€ 3